Convertible Notes (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Apr. 22, 2021	Apr. 06, 2021	Mar. 25, 2021	Dec. 11, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, interest rate					3.00%		3.00%	3.00%
Debt instrument, discount					$ 1,214,003		$ 949,495	$ 0
Proceeds from convertible note					$ 450,000		$ 950,000
Number of warrants issued					8,000,000		3,125,000
Warrants, expected term					5 years		5 years
Fair value of warrants					$ 3,359,716		$ 2,599,066
Unsecured, Convertible Note [Member]
Issuance of convertible securities			$ 4,000,000	$ 1,000,000
Debt instrument, term				13 months
Debt instrument, maturity date				Jan. 11, 2022
Debt Instrument, interest rate				10.00%
Debt instrument, discount				$ 50,000	500,000		1,000,000
Proceeds from convertible note				$ 950,000
Debt instrument, description				The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Debt issuance costs					$ 50,000		$ 86,000
Unsecured, Convertible Note [Member] | First Convertible Debenture [Member]
Issuance of convertible securities			$ 500,000
Debt instrument, term			1 year
Debt instrument, maturity date			Mar. 25, 2022
Debt Instrument, interest rate			10.00%
Unsecured, Convertible Note [Member] | Secound Convertible Debenture [Member] | Subsequent Event [Member]
Issuance of convertible securities		$ 500,000
Unsecured, Convertible Note [Member] | Third Convertible Debenture [Member] | Subsequent Event [Member]
Issuance of convertible securities	$ 3,000,000